Long‐term incentive compensation plan (Details) (USD $) In Millions, except Share data	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-term Incentive Compensation Plan
Holding period of purchased shares (in years)	three-year
Total shares linked to long-term incentive compensation plan	3,136,014	2,458,627
Long-term incentive compensation plan amortization period	three-year
Recognized liability under long-term incentive compensation plan	$ 111	$ 120